Note 4 - Reverse Recapitalization (Details Textual) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 10, 2022 USD ($) $ / shares shares	Jan. 25, 2022 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 23, 2021 USD ($)
Proceeds From Reverse Recapitalization | $		$ 168,000				$ 168,000
Conversion of Stock, Shares Issued (in shares)		2,140,340
Recapitalization Exchange Ratio					3.3028	3.3028
C F V [Member] | Liberty Subscription Agreement [Member]
Proceeds from Issuance or Sale of Equity | $			$ 150,000
Canter Loan [Member] | Class A Common Stock Issued for Conversion of Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			788,021
Canter Loan [Member] | CF Securities [Member]
Debt Instrument, Face Amount | $							$ 7,500
Pipe Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 20
Proceeds from Issuance or Sale of Equity | $		$ 58,200
Forward Purchase Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 11.5
Proceeds from Issuance or Sale of Equity | $				$ 10,000
The 10 Dollar Liberty Warrant [Member] | C F V [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 10
The 15 Dollar Liberty Warrant [Member] | C F V [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			15,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 15
Advisory Fee Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 10
Class of Warrant or Right, Cash Portion of Advisory Fee | $	$ 1,250					$ 7,500
Class of Warrant or Right, Anniversary Period (Year)	18 years
Common Class A [Member]
Stock Issued During Period, Shares, New Issues (in shares)		5,816,770		1,250,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)				1,250,000
Conversion of Stock, Shares Issued (in shares)		2,140,340
Common Class A [Member] | Transaction Fee Payment [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares)			2,058,229
Sale of Stock, Consideration Received on Transaction | $			$ 5,000
Common Class A [Member] | C F V [Member] | Liberty Subscription Agreement [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares)			20,000,000
Series X Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)		2,033,230
Conversion of Stock, Amount Converted | $		$ 21,400